Business And Geographic Segment Information (Tables)	12 Months Ended
Aug. 02, 2015
Segment Reporting [Abstract]
Schedule Of Segment Reporting [Table Text Block]

	2015	2014	2013
Net sales
Americas Simple Meals and Beverages	$4,483	$4,588	$4,586
Global Biscuits and Snacks	2,631	2,725	2,574
Campbell Fresh	968	955	892
Total	$8,082	$8,268	$8,052

	2015	2014	2013
Earnings before interest and taxes
Americas Simple Meals and Beverages	$948	$1,030	$1,063
Global Biscuits and Snacks	383	366	355
Campbell Fresh	61	68	77
Corporate(1)	(236)	(142)	26
Restructuring charges(2)	(102)	(55)	(47)
Total	$1,054	$1,267	$1,474

	2015	2014	2013
Depreciation and amortization
Americas Simple Meals and Beverages	$123	$120	$208
Global Biscuits and Snacks	94	101	92
Campbell Fresh	70	69	81
Corporate(3)	16	15	15
Discontinued Operations	—	—	11
Total	$303	$305	$407

	2015	2014	2013
Capital expenditures
Americas Simple Meals and Beverages	$137	$136	$133
Global Biscuits and Snacks	137	127	120
Campbell Fresh	82	55	43
Corporate(3)	24	28	30
Discontinued Operations	—	1	10
Total	$380	$347	$336
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(1)
Represents unallocated corporate items. Pension and postretirement mark-to-market adjustments are included in Corporate. Charges were $138 and $31 in 2015, and 2014, respectively, and gains were $285 in 2013. Costs of $22 related to the implementation of our new organizational structure and cost reduction initiatives were included in 2015. In addition, a loss of $9 on foreign exchange forward contracts related to the sale of the European simple meals business and restructuring-related costs of $3 were included in 2014. Restructuring-related costs of $91 and acquisition costs of $10 were included in 2013.

(2)	See Note 8 for additional information.

(3)	Represents primarily corporate offices.

Additional Product Information for Net Sales [Table Text Block]
Our global net sales based on product categories are as follows:

	2015	2014	2013
Net sales
Simple Meals	$4,446	$4,511	$4,446
Baked Snacks	2,502	2,571	2,408
Beverages	1,134	1,186	1,198
Total	$8,082	$8,268	$8,052

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
Information about operations in different geographic areas is as follows:

	2015	2014	2013
Net sales
United States	$6,400	$6,432	$6,195
Australia	646	709	801
Other countries	1,036	1,127	1,056
Total	$8,082	$8,268	$8,052

	2015	2014	2013
Long-lived assets
United States	$1,942	$1,844	$1,804
Australia	232	306	317
Other countries	173	168	139
Total	$2,347	$2,318	$2,260